Property, Plant and Equipment - Summary of Future Minimum Lease Payments under Financed Equipment (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Abstract]
2020	$ 828
2021	0
Total minimum lease payments	828
Less amounts representing interest	(38)
Present value of financed equipment	790
Current portion	790
Long-term portion	$ 0